Share capital (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended		2022 Jan. 31		2021 Oct. 31		2021 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount

Balance at beginning of period	450,827,976	$ 14,351	450,081,727	$14,252	447,085,329	$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	538,339	59	287,793	31	294,626	29
Shareholder investment plan	226,515	36	229,288	34	294,164	32
Employee share purchase plan	266,370	40	232,103	34	346,076	38
	451,859,200	$ 14,486	450,830,911	$14,351	448,020,195	$14,007
Purchase of common shares for cancellation	(900,000)	(29)	–	–	–	–
Treasury shares	2,115	–	(2,935)	–	(170,590)	(16)
Balance at end of period	450,961,315	$ 14,457	450,827,976	$14,351	447,849,605	$13,991
(1)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2022 Jan. 31	2021 Oct. 31

Common Equity Tier 1 (CET1) capital (1)		$34,796	$33,751
Tier 1 capital (1)	A	39,139	38,344
Total capital (1)		44,568	44,202
Total risk-weighted assets (RWA)	B	284,226	272,814
CET1 ratio		12.2%	12.4%
Tier 1 capital ratio		13.8%	14.1%
Total capital ratio		15.7%	16.2%
Leverage ratio exposure (2)	C	$906,566	$823,343
Leverage ratio	A/ C	4.3%	4.7%
TLAC available	D	$82,510	$76,701
TLAC ratio	D/B	29.0%	28.1%
TLAC leverage ratio	D/C	9.1%	9.3%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until the end of fiscal 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure.